Loss Per Share - Schedule of Weighted Average Number of Shares Used as Denominator (Details) (20-F) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Loss per share for profit attributable to the ordinary equity holders of the company:
Loss for the year attributable to the owners of Genetic Technologies Limited	$ 2,647,698	$ 3,123,372	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Weighted average number of Ordinary Shares used in calculating loss per share	3,331,576,766	2,558,004,460	2,635,454,870	2,435,282,724	2,121,638,888